Capital Stock (Details) - USD ($)							12 Months Ended
	Nov. 25, 2024	Nov. 22, 2024	Aug. 23, 2024	Jun. 01, 2023	May 22, 2023	Mar. 01, 2023	Dec. 31, 2025	Dec. 31, 2023	Oct. 17, 2025	Aug. 29, 2025	Jun. 30, 2025	Feb. 26, 2025	Dec. 31, 2024	Dec. 05, 2024	Jun. 02, 2023	May 21, 2023	Dec. 31, 2022
Capital Stock [Line Items]
Authorized capital							50,000
Outstanding capital							2,556,405
Additional capital issuing (in Dollars)																	$ 1,662
Subscription price per share (in Dollars per share)							$ 6.598	$ 112.886414									$ 180.345095
Total alteration amount (in Dollars)									$ 500,000	$ 1,000,000					$ 80,069	$ 221,134	$ 299,814
Subscription shares								709
Preferred shares converted to ordinary shares (in Dollars)					$ 26,911,070
Share issued					198,000			744
Promissory notes		10.00%
Convertible note divided (in Dollars per share)		$ 3.5
Convertible note divided shares		240,397
Outstanding principal amount (in Dollars)		$ 5,000,000
Proceeds received as finance cost (in Dollars)		7,734,993
Conversion of shares							500,111
Cash payment (in Dollars)							$ 18,000
Shares payment							17,000
Tumim ELOC SPA [Member]
Capital Stock [Line Items]
Share issued												400,000
Equity line of credit (in Dollars)	$ 30,000,000
Weighted average price (in Dollars per share)	$ 0.97
Beneficial ownership, percentage	4.99%
Commitment share value (in Dollars)	$ 450,000
Commitment shares												5,952
Ordinary shares [Member]
Capital Stock [Line Items]
Capital surplus amounted (in Dollars)							$ 5,112
Ordinary shares par value (in Dollars per share)							$ 0.002
Share issued							27,934
SC [Member]
Capital Stock [Line Items]
Share issued								1,861
MG [Member]
Capital Stock [Line Items]
Share issued								501,789
POLYDICE [Member]
Capital Stock [Line Items]
Share issued								12,000
Beneficial ownership, percentage						49.44%
Cash payment (in Dollars)						$ 218,617
AD2 [Member]
Capital Stock [Line Items]
Share issued								30,000
Beneficial ownership, percentage				49.00%
Cash payment (in Dollars)				$ 79,701
Blue Ocean [Member]
Capital Stock [Line Items]
Share issued													95,000
Blue Ocean [Member] | Sponsor Lock [Member]
Capital Stock [Line Items]
Share issued													136,000
Blue Ocean [Member] | Public [Member]
Capital Stock [Line Items]
Share issued													3,000
Blue Ocean [Member] | Sponsor [Member]
Capital Stock [Line Items]
Share issued													136,000
Green Quest [Member]
Capital Stock [Line Items]
Beneficial ownership, percentage			100.00%
Green Quest [Member] | Major ordinary share transactions [Member]
Capital Stock [Line Items]
Share issued											27,934
November PIPE Convertible Notes [Member] | Blue Ocean [Member]
Capital Stock [Line Items]
Aggregate principal amount (in Dollars)		$ 4,355,000
Ordinary shares [Member]
Capital Stock [Line Items]
Outstanding capital							2,556,000	1,210,000					1,307,000				460,000
Ordinary shares par value (in Dollars per share)							$ 0.0001
Ordinary shares [Member] | Public [Member]
Capital Stock [Line Items]
Share issued													139,000
Sponsor PIPE [Member]
Capital Stock [Line Items]
Capital surplus amounted (in Dollars)														$ 12,089,847
Share issued														72,730
Support Agreement [Member] | Blue Ocean [Member]
Capital Stock [Line Items]
Share issued													3,000
3i Promissory Note [Member]
Capital Stock [Line Items]
Conversion of shares							500,111
Private Placement [Member]
Capital Stock [Line Items]
Additional capital issuing (in Dollars)							$ 113,636	$ 1,226
Subscription price per share (in Dollars per share)							$ 8.8	$ 180.34618
Subscription shares							75,781
Private Placement [Member] | Accounts Payable [Member]
Capital Stock [Line Items]
Additional capital issuing (in Dollars)							$ 110,936
Subscription price per share (in Dollars per share)							$ 5.91
Total alteration amount (in Dollars)							$ 655,630